Schedule of contingent liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Amount under litigation considered as a possible loss	$ 134,804	$ 163,670
Legal proceedings contingent liability tax [member]
Disclosure of contingent liabilities [line items]
Amount under litigation considered as a possible loss	156,779,000	182,380,000
Legal proceedings contingent liability labor [member]
Disclosure of contingent liabilities [line items]
Amount under litigation considered as a possible loss	36,215,000	33,205,000
Legal proceedings contingent liability environmental [member]
Disclosure of contingent liabilities [line items]
Amount under litigation considered as a possible loss	14,617,000	17,502,000
Legal proceedings contingent liability civil [member]
Disclosure of contingent liabilities [line items]
Amount under litigation considered as a possible loss	97,027,000	85,390,000
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Amount under litigation considered as a possible loss	$ 304,639,000	$ 318,477,000